Shareholders' Equity - Share capital (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 shares
Shareholders Equity
Authorized share capital | €				€ 13,600,000
Par value per share | € / shares				€ 0.04
Shares issued in the period | €					€ 71,633,000
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	9,381,586	9,381,586	3,989,976
Gross proceeds from issuance of shares	€ 14,122,000	$ 15,000,000
Transaction cost | €	€ 0
Ordinary
Shareholders Equity
Balance at beginning of period (in shares)				107,710,916	84,248,384	84,246,967
Issued for cash					23,463,610
Exercise of share options / vesting of RSUs				148,537	394,481	537,513
Treasury shares issued (transferred)				(148,537)	(395,559)	(536,096)
Balance at end of period (in shares)	84,246,967	84,246,967		107,710,916	107,710,916	84,248,384
Number of shares authorised				170,000,000
Number of shares issued and fully paid				105,361,064
Treasury shares				2,349,852	2,498,389
Ordinary | Previously stated
Shareholders Equity
Exercise of share options / vesting of RSUs					(395,559)
Treasury shares issued (transferred)					394,481
Preferred
Shareholders Equity
Number of shares authorised				170,000,000